Financial Assets Pledged as Collateral - Summary of Financial Assets Pledged as Collateral (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets pledged as collateral [abstract]
Deposits as Collateral	$ 4,025,086	$ 5,635,649
Special Accounts as Collateral—Argentine Central Bank	7,525,500	7,981,085
Forward Purchases of Monetary Regulatory Instruments		82,663
Others		2,941,411
Total	$ 11,550,586	$ 16,640,808